Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

8    Inventories

	2019	2018
Educational content	24,535	8,335
Educational content in progress (a)	12,837	6,205
Consumables and supplies	835	286
Inventories held by third parties	1,899	305
	40,106	15,131

(a)

Costs being incurred to develop educational content. These costs include incurred personnel costs and third parties’ services for editing educational content and related activities (graphic design, editing, proofreading and layout, among others).

Educational content is presented net of inventory reserve. The movement in the inventory reserve for the years ended December 31, 2019, 2018 and 2017 was as follows:

	2019	2018	2017
Balance at beginning of the year	(4,403)	(2,047)	(1,073)
Inventory reserve	(8,476)	(7,252)	(4,481)
Write-off of inventories against reserve	6,362	4,896	3,507
Balance at end of year	(6,517)	(4,403)	(2,047)